Other current and non-current non-financial assets - Explorations in Execution (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 1,834,041	$ 1,328,508
Explorations in execution
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	9,062	3,699
Explorations in execution | Chile
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Chile	$ 9,062	$ 3,699